Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill And Intangible Assets Tables
Goodwill and impairment

During the three months ended March 31, 2014, the following intangible assets were purchased with the following useful lives:

SmartReceipt, Inc.:

	Fair value	Useful Life
Merchant relationships	$2,010,000	10 years
Trade name	176,000	10 years
Developed technology	260,000	10 years

The following table presents goodwill and impairment for the years ended December 31, 2013 and 2012:

Goodwill
December 31, 2011	$3,002,070
Acquired	-
Impairment	(742,446)
December 31, 2012	2,259,624
Acquired	1,915,408
Impairment	(1,066,068)
December 31, 2013	$3,108,964

Intangible assets
	Fair value	Useful Life
Merchant relationships	$2,010,000	10 years
Trade name	$176,000	10 years
Developed technology	$260,000	10 years

The following table presents components of identifiable intangible assets for the years ended December 31, 2013 and 2012:

	December 31, 2013				December 31, 2012
	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Weighted Average Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization and Impairment	Net Carrying Amount	Weighted Average Useful Life (Years)
Patents and trademarks	$142,000	$(23,902)	$118,098	20.00	$127,000	$(15,381)	$111,619	20.00
Customer contracts	1,069,900	(528,372)	541,528	5.88	256,900	(178,135)	78,765	5.00
Customer and merchant relationships	1,128,583	(1,128,583)	-	4.78	925,583	(896,527)	29,056	3.74
Trade name	199,750	(177,359)	22,391	5.00	123,750	(93,162)	30,588	5.00
Acquired technology	573,550	(391,252)	182,298	4.72	406,550	(213,091)	193,459	4.61
Non-compete agreement	132,083	(61,082)	71,001	2.90	8,083	(7,458)	625	2.16
	$3,245,866	$(2,310,550)	$935,316		$1,720,866	$(1,403,754)	$444,112

Future amortization intangible assets
Year ending December 31,	Amount
2014	$342,693
2015	462,976
2016	385,040
2017	339,669
2018	333,820
Thereafter	1,450,885
Total	$3,315,083

Expected future intangible asset amortization as of December 31, 2013 is as follows:

Year ending December 31,	Amount
2014	$211,574
2015	217,624
2016	139,692
2017	94,319
2018	88,470
Thereafter	183,636
Total	$935,316